Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
ScheduleOfPropertyAndEquipmentForUsefulLifeTableTextBlock
%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Leasehold improvements	*)
Building and land	**)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

**)	Building and land consist of land and a new ink manufacturing plant. In September 2018 the company purchased the land which includes long-term leasehold rights, with lease term of 98 years. As of December 31, 2019, the ink manufacturing plant is under construction. Depreciation of the manufacturing plant will begin upon completion of its construction.

Disaggregation of Revenue [Table Text Block]
	Year ended December 31,
	2019	2018	2017

Systems	$91,353	$65,825	$50,498
Ink and consumables	65,241	59,904	51,455
Spare parts	16,884	12,377	9,652
Service contracts	6,388	4,267	2,483

Total revenue	$179,866	$142,373	$114,088

Revenue from External Customers by Geographic Areas [Table Text Block]
	Year ended December 31,
	2019	2018	2017

U.S	$100,457	$77,652	$60,541
EMEA	48,810	45,195	32,015
Asia Pacific	22,101	15,572	16,092
Other	8,498	3,954	5,440

Total revenue	$179,866	$142,373	$114,088

Revenue from External Customers by Products and Services [Table Text Block]
	2020	2021	2022 and thereafter
Services	$5,219	$483	$17

Schedule of Product Warranty Liability [Table Text Block]
Balance at January 1, 2018	$1,777
Provision for warranties issued during the year	3,381
Reduction for payments and costs to satisfy claims	(2,921)

Balance at December 31, 2018	2,237

Provision for warranties issued during the year	2,977
Reduction for payments and costs to satisfy claims	(3,600)

Balance at December 31, 2019	$1,614

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Year ended December 31,
	2019	2018	2017

Suboptimal exercise multiple	1.0-1.5	1.0-1.5	1.0-1.5
Risk free interest rate	1.5%-2.7%	2.0%-3.1%	2.2%-2.3%
Volatility	47%-48%	47%-51%	51%-53%
Dividend yield	0%	0%	0%

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
	December 31,	December 31,
	2019	2018

Cash flow hedge	$6,399	$10,581